Shareholders' equity - Authorized capital (Details) € in Thousands	Aug. 27, 2020 EUR (€) item
Authorized capital 2020/I
Shareholders' equity
Minimum number of occasions to increase share capital | item	1
Maximum increase in authorised capital | €	€ 35,000
Authorized capital 2020/II
Shareholders' equity
Minimum number of occasions to increase share capital | item	1
Maximum increase in authorised capital | €	€ 25,000
Maximum increase in capital for exclusion of subscription rights	10.00%